Derivative Asset - Schedule of Derivative Assets (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Opening balance	$ 7,227	$ 0
Derivative asset premium	15,370	7,000
Unrealized gain on derivative assets	31,221	227	$ 0
Fair value adjustment on derivative asset	9,685	0	0
Closing balance	63,503	7,227	$ 0
Less: Current portion of derivative assets	(29,645)	(533)
Non-current portion of derivative assets	$ 33,858	$ 6,694